UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MAY 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 24, 1999.


Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 31, 1999


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:       908,366,635



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AIRTOUCH COMMUNICATIONS        CS               00949T100   101741  1052943 SH       SOLE                  1052943
AMERICAN STORES                CS               030096101    35840  1086075 SH       SOLE                  1086075
AMP INC                        CS               031897101   105998  1974345 SH       SOLE                  1974345
ASCEND COMMUNICATIONS          CS               043491109   106271  1269856 SH       SOLE                  1269856
ASTRA ADR                      CS               046298105    16309   711000 SH       SOLE                   711000
BANKERS TRUST                  CS               066365107    70716   801310 SH       SOLE                   801310
BMC SOFTWARE                   CS               055921100    12287   330951 SH       SOLE                   330951
BROWNING FERRIS INDUSTRIES     CS               115885105      771    20000 SH       SOLE                    20000
CAPSTAR BROADCASTING           CS               14067G105     9609   418900 SH       SOLE                   418900
ENVOY CORP                     CS               293982104    23526   538056 SH       SOLE                   538056
EXCITE                         CS               300904109    54519   389767 SH       SOLE                   389767
FRED MEYER                     CS               592907109    69028  1172447 SH       SOLE                  1172447
INVESTMENT TECH GROUP          CS               461450108     3045    60000 SH       SOLE                    60000
JACOR COMMUNICATIONS           CS               469858401    32380   426400 SH       SOLE                   426400
LEVEL ONE COMMUNICATIONS       CS               527295109     9662   198700 SH       SOLE                   198700
LUCAS VARITY ADR               CS               549395101    31450   680000 SH       SOLE                   680000
MORTON INTERNATIONAL           CS               619335102    54816  1491600 SH       SOLE                  1491600
PLATINUM TECHNOLOGIES          CS               72764T101    11475   450000 SH       SOLE                   450000
RAYTECH GROUP                  CS               755103108      669   232600 SH       SOLE                   232600
RESURGENCE PROPERTIES COMMON ( CS               76126R109       25   500000 SH       SOLE                   500000
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
SUNDSTRAND CORP                CS               867323107    25944   373300 SH       SOLE                   373300
THE LEARNING COMPANY           CS               522008101     2398    82700 SH       SOLE                    82700
TYCO 4-105 PUTS                PT                            49969  1500000 SH  Put  SOLE                  1500000
TYCO INTERNATIONAL (SED)       CS               902124106     1377    19195 SH       SOLE                    19195
U.S. SATELLITE BROADCASTING    CS               912534104     9465   552700 SH       SOLE                   552700
UNION CAMP                     CS               905530101    23903   356100 SH       SOLE                   356100
US FILTER                      CS               911843209     8269   270000 SH       SOLE                   270000
USE JEF.1                      CS               472318104     9976   210300 SH       SOLE                   210300
VANGUARD CELLULAR              CS               922022108    12497   459650 SH       SOLE                   459650
VLSI TECHNOLOGY                CS               918270109     7032   361800 SH       SOLE                   361800
XYLAN                          CS               984151100     7363   200000 SH       SOLE                   200000